Document and Entity Information	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	TRULIEVE CANNABIS CORP.
Entity Incorporation State Country Code	A1
Entity File Number	000-56248
Entity Tax Identification Number	84-2231905
Entity Address Address Line 1	6749 Ben Bostic Road
Entity Address City Or Town	Quincy
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32351
City Area Code	850
Local Phone Number	298-8866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001754195
Amendment Flag	false